UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:12/31/01.

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   Frederick R. Keydel, Trustee
Address:7430 Second Avenue, 9th Floor
        Detroit, MI 48202-2717


Form 13F File Number: 028-05889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bartley J. Rainey
Title: Vice President & CFO
Phone: 713-529-3729

Signature, Place, and Date of Signing:

Bartley J. Rainey            Houston, TX           2/4/02
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: $92,945
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 1		028-05891       	 Harvey C. Fruehauf, Jr.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104      132 20661.000SH       OTHER   01                   20661.000
Abbott Laboratories            COM              002824100     4080 73179.000SH       OTHER   01                   73179.000
Adobe Systems Inc              COM              00724F101      298 9600.000 SH       OTHER   01                    9600.000
Aegon N V                      COM              007924103      204 7604.000 SH       OTHER   01                    7604.000
Air Products & Chemicals Inc   COM              009158106      242 5168.000 SH       OTHER   01                    5168.000
American Mgmt Sys              COM              027352103      479 26487.000SH       OTHER   01                   26487.000
Amgen Inc                      COM              031162100      463 8195.000 SH       OTHER   01                    8195.000
Applied Materials Inc          COM              038222105      321 8000.000 SH       OTHER   01                    8000.000
Automatic Data Proc.           COM              053015103     1472 24993.000SH       OTHER   01                   24993.000
Avaya Inc                      COM              053499109      131 10797.000SH       OTHER   01                   10797.000
Bank Amer Corp                 COM              060505104      724 11502.000SH       OTHER   01                   11502.000
Bank One Corp                  COM              06423A103      448 11466.000SH       OTHER   01                   11466.000
Be Free In                     COM              073308108       66 31228.000SH       OTHER   01                   31228.000
Ciena Corp                     COM              171779101     1755 122672.000SH      OTHER   01                  122672.000
Cisco Systems Inc              COM              17275R102      293 16174.000SH       OTHER   01                   16174.000
Citigroup Inc                  COM              172967101      961 19040.000SH       OTHER   01                   19040.000
Conagra Foods Inc              COM              205887102      547 23000.000SH       OTHER   01                   23000.000
Concord Comm Inc               COM              206186108      286 13841.000SH       OTHER   01                   13841.000
Conoco Inc                     COM              208251504      296 10457.000SH       OTHER   01                   10457.000
Cooper Tire & Rubber           COM              216831107      444 27800.000SH       OTHER   01                   27800.000
Diamond Offshore Dri           COM              25271C102      243 8000.000 SH       OTHER   01                    8000.000
Disney                         COM              254687106      470 22684.000SH       OTHER   01                   22684.000
Doubleclick Inc                COM              258609304      148 13088.000SH       OTHER   01                   13088.000
EMC Corp/Mass                  COM              268648102      433 32218.000SH       OTHER   01                   32218.000
ENSCO International            COM              26874Q100      212 8520.000 SH       OTHER   01                    8520.000
Electro Scientific Inds        COM              285229100      276 9200.000 SH       OTHER   01                    9200.000
Electronic Data Sys            COM              285661104      363 5300.000 SH       OTHER   01                    5300.000
Exxon Mobil                    COM              30231G102      200 5100.000 SH       OTHER   01                    5100.000
Georgia Pacific Corp           COM              373298108    22798 825709.000SH      OTHER   01                  825709.000
Hewlett-Packard Co             COM              428236103      315 15318.000SH       OTHER   01                   15318.000
Honeywell Intl Inc             COM              438516106      344 10185.000SH       OTHER   01                   10185.000
IBM                            COM              459200101      313 2588.000 SH       OTHER   01                    2588.000
Intel Corp                     COM              458140100     6338 201514.000SH      OTHER   01                  201514.000
Johnson Controls Inc           COM              478366107     1197 14828.000SH       OTHER   01                   14828.000
Kimberley-Clark Corp           COM              494368103      347 5800.000 SH       OTHER   01                    5800.000
Louisiana Pacific Corp         COM              546347105     1921 227612.000SH      OTHER   01                  227612.000
Lucent Technologies            COM              549463107      817 129632.000SH      OTHER   01                  129632.000
Masco Corp                     COM              574599106      245 10000.000SH       OTHER   01                   10000.000
Merck & Co Inc                 COM              589331107     1841 31302.000SH       OTHER   01                   31302.000
Microsoft Corp                 COM              594918104     1028 15521.000SH       OTHER   01                   15521.000
Minn. Mining & Mfg             COM              604059105      248 2100.000 SH       OTHER   01                    2100.000
Motorola Inc                   COM              620076109      210 13984.000SH       OTHER   01                   13984.000
Nabors Ind Inc                 COM              629568106      343 10000.000SH       OTHER   01                   10000.000
Nike, Inc Cl B                 COM              654106103      225 4000.000 SH       OTHER   01                    4000.000
Nortel Networks Corp           COM              656568102       98 13122.000SH       OTHER   01                   13122.000
Openwave Systems               COM              683718100      991 101265.704SH      OTHER   01                  101265.704
Oracle Corp                    COM              68389X105     1303 94328.000SH       OTHER   01                   94328.000
Parametric Tech.               COM              699173100     2525 323329.000SH      OTHER   01                  323329.000
Pfizer Inc                     COM              717081103     4037 101293.000SH      OTHER   01                  101293.000
Pharmacia Corp                 COM              71713U102      590 13832.000SH       OTHER   01                   13832.000
Photronics Inc                 COM              719405102      433 13800.000SH       OTHER   01                   13800.000
Plum Creek Timber Co           COM              729251108    15968 563257.470SH      OTHER   01                  563257.470
Precision Drilling Corp        COM              74022D100      812 31450.000SH       OTHER   01                   31450.000
Proctor & Gamble Co            COM              742718109      488 6172.000 SH       OTHER   01                    6172.000
Red Hat Inc                    COM              756577102      284 40000.000SH       OTHER   01                   40000.000
Republic Bancorp               COM              760282103      421 30421.000SH       OTHER   01                   30421.000
Schlumberger Ltd               COM              806857108      871 15847.000SH       OTHER   01                   15847.000
Scientific-Atlanta Inc         COM              808655104      582 24300.000SH       OTHER   01                   24300.000
Sonus Networks Inc             COM              835916107      604 130658.000SH      OTHER   01                  130658.000
Speechworks Int'l Inc          COM              84764m101      200 17784.000SH       OTHER   01                   17784.000
Stanley Works                  COM              854616109      419 9000.000 SH       OTHER   01                    9000.000
Suntrust Banks Inc             COM              867914103      301 4800.000 SH       OTHER   01                    4800.000
Symbol Technologies            COM              871508107     1674 105409.000SH      OTHER   01                  105409.000
Texas Instruments Inc          COM              882508104     2692 96144.000SH       OTHER   01                   96144.000
The Dow Chemical Co            COM              260543103      388 11500.000SH       OTHER   01                   11500.000
Tyco International Ltd         COM              902124106      913 15500.000SH       OTHER   01                   15500.000
Vignette Corp                  COM              926734104      420 78244.000SH       OTHER   01                   78244.000
Worldcom Inc                   COM              98157D106     1414 100448.000SH      OTHER   01                  100448.000